Document and Entity Information	Feb. 23, 2023
Cover [Abstract]
Entity Registrant Name	Sotera Health Co
Amendment Flag	false
Entity Central Index Key	0001822479
Document Type	8-K
Document Period End Date	Feb. 23, 2023
Entity Incorporation State Country Code	DE
Entity File Number	001-39729
Entity Tax Identification Number	47-3531161
Entity Address, Address Line One	9100 South Hills Blvd
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Broadview Heights
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44147
City Area Code	(440)
Local Phone Number	262-1410
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.01 par value per share
Trading Symbol	SHC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false